Leases - Additional Information (Details)	12 Months Ended
	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 USD ($)	Aug. 31, 2024 Room	Aug. 31, 2023 CNY (¥) Room	May 31, 2023 Room
Disclosure of detailed information about leases [line items]
Number of rooms leased | Room								8		5
Deposit on leases | £	£ 21,703
Lease expense	£ 96,987	$ 109,482	£ 85,406	$ 100,089	£ 39,774
Lease insurance, utilities and government fees | $							$ 174,978
incremental borrowing rate	15.00%						15.00%
New Shanghai Lease
Disclosure of detailed information about leases [line items]
Number of rooms leased | Room									1
Lease expense | $		$ 29,400		$ 35,900		$ 35,900
Lease service costs | ¥									¥ 0
Bottom of Range
Disclosure of detailed information about leases [line items]
Lease term	1 year	1 year
Top of Range
Disclosure of detailed information about leases [line items]
Lease term	5 years	5 years